NOTES PAYABLE	12 Months Ended
Jun. 30, 2023
NOTES PAYABLE
NOTES PAYABLE

7.NOTES PAYABLE

The Company’s short-term borrowings consist primarily of land loans collateralized on specific lots for real estate sales typically paid upon delivery of the lot. The Company’s long-term borrowings are used for working capital and other general corporate purposes. Debt issuance costs related to these borrowings are immaterial.

Notes payable consisted of the following as of June 30, 2023 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	2,124,821	1/15/2020-5/31/2057	2.753%	¥1,719,187
Lender 2	2,220,400	9/27/2018-6/4/2025	3.727%	1,632,000
Lender 3	977,000	1/30/2023-7/29/2023	2.700%	957,000
Lender 4	872,400	10/21/2022-4/30/2025	3.500%	872,400
Lender 5	874,800	7/7/2022-5/30/2025	1.674%	813,800
Other lenders	7,672,402	3/23/2016-4/30/2052	0.46%-6.00%	5,401,037
Aggregate outstanding principal balances				11,336,824
Less: current portion and short-term notes payable				5,899,156
Long-term portion of notes payable				¥5,437,668

Notes payable consisted of the following as of June 30, 2022 (in thousands):

	Original		Annual
	Amount		Interest
	Borrowed	Loan Duration	Rate	Amount
Lender 1	¥1,988,100	8/24/2018-6/5/2023	3.45-3.60%	¥1,869,100
Lender 2	¥1,441,200	1/15/2020-12/31/2029	2.60-3.00%	1,176,290
Lender 3	¥340,000	12/27/2017-8/25/2032	1.65-2.35%	569,250
Lender 4	¥485,000	10/30/2020-7/31/2024	2.80%	482,915
Lender 5	¥480,000	6/10/2022-6/17/2024	2.50%	480,000
Other lenders	¥4,285,366	3/23/2016-4/30/2052	0.46-6.00%	4,015,404
Aggregate outstanding principal balances				8,592,959
Less: current portion and short-term note payable				6,361,415
Long-term portion of notes payable				¥2,231,544

As of June 30, 2023, the annual aggregate maturities of notes payable during each of the next five years were as follows (in thousands):

Amount
2024	¥5,899,156
2025	3,137,152
2026	688,647
2027	100,332
2028	100,674
Thereafter	1,410,863
Total notes payable	¥11,336,824

Included in real estate inventory was capitalized interest of ¥250,151 thousand, ¥304,545 thousand, and ¥138,983 thousand for the fiscal years ended June 30, 2023, 2022, and 2021, respectively. Interest activity, including other financing costs for notes payable for the periods presented is as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Interest incurred	¥191,612	¥211,206	¥177,232
Less: Amounts capitalized	(174,881)	(187,873)	(120,582)
Interest expense	¥16,731	¥23,333	¥56,650